Sep. 01, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated May 10, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020, and the Statement of Additional Information (the “SAI”) dated September 1, 2020 (as revised April 19, 2021) for the iShares Transportation Average ETF (IYT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on or around July 19, 2021:

	Current	New
Fund Name	iShares Transportation Average ETF	iShares U.S. Transportation ETF

Underlying Index	Dow Jones Transportation Average Index	S&P Transportation Select Industry FMC Capped Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Transportation Select Industry FMC Capped Index (the “Underlying Index”), which measures the performance of companies within the transportation sector of the U.S. equity market as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index may include large-, mid- and small-capitalization companies. Securities in the Underlying Index are weighted based on the float-adjusted market value of their outstanding shares. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by SPDJI) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

As of March 31, 2021, a significant portion of the Underlying Index is represented by securities of companies in the transportation industry or sector. The components of the Underlying Index are likely to change over time.

All other references to the entitled “Dow Jones Transportation Average Index” shall be deleted.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.